Finacial Liabilities at Fair Value (Details) - USD ($)	1 Months Ended	12 Months Ended	13 Months Ended
	Jul. 16, 2021	Dec. 31, 2022	Oct. 31, 2022
Finacial Liabilities at Fair Value (Details) [Line Items]
Conversion to ordinary shares (in Shares)		756,333
Additional ordinary shares (in Shares)		169,019
Initial public offering price		$ 5.5
Fair value of the warrants		3
Aggregate proceeds	$ 2,113,905
Non-tradable warrants (in Shares)	1,149,582
Fair value	$ 10,041
Non-tradable warrants fair value		$ 35
Tradable warrants (in Shares)		1,640,455
Public offering price, description		The tradable warrants have an exercise price of $5.5 and they are exercisable for five years after the initial public offering date.
Investors exercised tradable warrants (in Shares)			1,705,000
Ordinary Shares issued (in Shares)			1,705,000
Total proceeds received			$ 9,377
Deducting fees			$ 8,721
Tradable warrants fair value		$ 304
Financial liability to pay		7.00%
Financial derivatives fair value		$ 26
Investors [Member]
Finacial Liabilities at Fair Value (Details) [Line Items]
Non-tradable warrants (in Shares)	1,149,582
Warrants to brokers [Member]
Finacial Liabilities at Fair Value (Details) [Line Items]
Non-tradable warrants (in Shares)	16,587
IPO [Member]
Finacial Liabilities at Fair Value (Details) [Line Items]
Tradable warrants (in Shares)		3,345,455